Balance Sheets (Parenthetical) - HubPages, Inc. [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated amortization of internal-use software	$ 1,367,709	$ 1,170,084	$ 766,749
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		10,500,175
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	5,513,206	5,495,206	5,495,206
Common stock, shares outstanding	5,513,206	5,495,206	5,495,206
Series A Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,500,175	3,500,175	3,500,175
Preferred stock, shares issued		0	3,500,175
Preferred stock, shares outstanding		0	3,500,175
Preferred stock, liquidation preference		$ 0	$ 2,000,000
Series B Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	7,000,000	7,000,000	7,000,000
Preferred stock, shares issued	4,572,137	4,572,137	6,773,536
Preferred stock, shares outstanding	4,572,137	4,572,137	6,773,536
Preferred stock, liquidation preference	$ 4,049,999	$ 4,049,999	$ 5,999,998